Financial assets at fair value through other comprehensive income - Equity Securities (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	€ 3,228
Dividend income recognised in 2018	92
Investment in Bank of Beijing [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	1,967
Dividend income recognised in 2018	83
Investment in Kotak Mahindra Bank [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	919
Dividend income recognised in 2018	1
Other Investments [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	342
Dividend income recognised in 2018	€ 8